RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Feb. 16, 2021	Mar. 31, 2021
Shares issued		25,300,000
Private Placement
Aggregate amount	$ 7,060,000		$ 7,060,000
Exercise price per share			$ 11.50